Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories (Table)
	December 31, 2020	December 31, 2021
Lubricants	$11,877	$12,522
Bunkers	35,417	62,555
Total	$47,294	$75,077